UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09205
                                                     ---------


                      ADVANTAGE ADVISERS XANTHUS FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------


                      Date of fiscal year end: December 31
                                               -----------


                    Date of reporting period: March 31, 2009
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
SHARES                                                                                        VALUE
------                                                                                        -----
                  INVESTMENT IN SECURITIES - 99.79%
                  COMMON STOCK - 99.76%
                  UNITED STATES - 65.50%
                    AGRICULTURAL CHEMICALS - 0.90%
   72,340               Monsanto Co.*                                                (a)    $ 6,011,454
                                                                                             ----------
                    COMMERCIAL SERVICES - 1.14%
  357,200               Quanta Services, Inc.*                                                7,661,940
                                                                                             ----------
                    COMPUTERS - 6.53%
  310,110               Apple, Inc.*                                                 (a)     32,598,763
  349,100               Hewlett-Packard Co.                                          (a)     11,192,146
                                                                                             ----------
                                                                                             43,790,909
                                                                                             ----------
                    COMPUTERS - MEMORY DEVICES - 6.77%
  113,440               NetApp, Inc.*                                                         1,683,450
1,292,480               SanDisk Corp.*                                               (a)     16,349,872
1,413,250               Western Digital Corp.*                                               27,332,255
                                                                                             ----------
                                                                                             45,365,577
                                                                                             ----------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 0.42%
  104,680               Synaptics, Inc.                                                       2,801,237
                                                                                             ----------
                    E-COMMERCE / PRODUCTS - 1.03%
   94,270               Amazon.com, Inc.*                                            (a)      6,923,189
                                                                                             ----------
                    E-COMMERCE / SERVICES - 4.54%
  387,095               Priceline.com, Inc.*                                         (a)     30,495,344
                                                                                             ----------
                    ELECTRIC - INTEGRATED - 2.26%
  298,330               FPL Group, Inc.                                              (a)     15,134,281
                                                                                             ----------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.99%
  492,660               AVX Corp.                                                    (a)      4,473,353
  628,370               Vishay Intertechnology, Inc.*                                         2,186,727
                                                                                             ----------
                                                                                              6,660,080
                                                                                             ----------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.46%
  739,180               MEMC Electronic Materials, Inc.*                                     12,189,078
2,041,430               Micron Technology, Inc.*                                     (a)      8,288,206
  175,730               Monolithic Power Systems, Inc.*                                       2,723,815
                                                                                             ----------
                                                                                             23,201,099
                                                                                             ----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
SHARES                                                                                        VALUE
------                                                                                        -----
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    ENERGY - ALTERNATE SOURCES - 2.73%
137,841                 First Solar, Inc.*                                           (a)    $18,291,501
                                                                                             ----------
                    ENGINEERING / R&D SERVICES - 3.81%
556,640                 Shaw Group, Inc.*                                                    15,257,502
255,250                 URS Corp.*                                                   (a)     10,314,653
                                                                                             ----------
                                                                                             25,572,155
                                                                                             ----------
                    ENTERPRISE SOFTWARE / SERVICES - 3.28%
226,840                 BMC Software, Inc.*                                          (a)      7,485,720
502,240                 Informatica Corp.*                                           (a)      6,659,702
723,300                 Lawson Software, Inc.*                                       (a)      3,074,025
406,161                 Taleo Corp., Class A*                                                 4,796,762
                                                                                             ----------
                                                                                             22,016,209
                                                                                             ----------
                    ENTERTAINMENT SOFTWARE - 0.34%
126,855                 Electronic Arts, Inc.*                                       (a)      2,307,492
                                                                                             ----------
                    FIDUCIARY BANKS - 4.46%
499,060                 Bank of New York Mellon Corp.                                        14,098,445
264,150                 Northern Trust Corp.                                                 15,801,453
                                                                                             ----------
                                                                                             29,899,898
                                                                                             ----------
                    INDUSTRIAL AUDIO & VIDEO PRODUCTION - 0.86%
168,530                 Dolby Laboratories, Inc., Class A*                           (a)      5,748,558
                                                                                             ----------
                    MEDICAL - BIOMEDICAL / GENETICS - 0.81%
117,760                 Gilead Sciences, Inc.*                                       (a)      5,454,643
                                                                                             ----------
                    NETWORKING PRODUCTS - 1.67%
762,190                 Atheros Communications, Inc. *                               (a)     11,173,705
                                                                                             ----------
                    REGISTERED INVESTMENT COMPANY - 0.40%
174,570                 United States Natural Gas Fund LP*                                    2,653,464
                                                                                             ----------
                    RETAIL - CONSUMER ELECTRONICS - 1.49%
263,330                 Best Buy Co., Inc.                                           (a)      9,996,007
                                                                                             ----------
                    RETAIL - DISCOUNT - 2.61%
295,820                 Dollar Tree, Inc.*                                           (a)     13,178,781


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
SHARES                                                                                        VALUE
------                                                                                        -----
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    RETAIL - DISCOUNT (CONTINUED)
    83,300              Wal-Mart Stores, Inc.                                               $  4,339,930
                                                                                             -----------
                                                                                              17,518,711
                                                                                             -----------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.45%
 2,799,310              Atmel Corp.*                                                 (a)      10,161,495
   564,090              Linear Technology Corp.                                      (a)      12,962,788
                                                                                             -----------
                                                                                              23,124,283
                                                                                             -----------
                    TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.03%
   518,800              Corning, Inc.                                                (a)       6,884,476
                                                                                             -----------
                    WEB PORTALS / ISP - 3.92%
    75,450              Google, Inc., Class A*                                       (a)      26,261,127
                                                                                             -----------
                    WIRELESS EQUIPMENT - 6.60%
 1,136,405              QUALCOMM, Inc.                                               (a)      44,217,519
                                                                                             -----------
                  TOTAL UNITED STATES (COST $434,239,434)                                   $439,164,858
                                                                                             -----------
                  BERMUDA - 3.38%
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.38%
 2,474,050              Marvell Technology Group, Ltd.*                              (a)      22,662,298
                                                                                             -----------
                  TOTAL BERMUDA (COST $18,195,366)                                          $ 22,662,298
                                                                                             -----------
                  CANADA - 0.91%
                    COMPUTERS - 0.91%
   142,120              Research in Motion, Ltd.*                                              6,126,793
                                                                                             -----------
                  TOTAL CANADA (COST $7,353,657)                                            $  6,126,793
                                                                                             -----------
                  CHINA - 9.18%
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.69%
 3,096,209              China National Building Material Co., Ltd.,   Class H                  4,586,384
                                                                                             -----------
                    COMMERCIAL BANKS - NON U.S. - 2.90%
37,413,111              Industrial  & Commercial Bank of China, Ltd., Class H                 19,454,818
                                                                                             -----------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
SHARES                                                                                        VALUE
------                                                                                        -----
                  COMMON STOCK - (CONTINUED)
                  CHINA - (CONTINUED)
                    MACHINERY - FARM - 0.15%
  4,740,182             First Tractor Co., Ltd., Class H*                                   $ 1,021,433
                                                                                             ----------
                    POWER CONVERSION / SUPPLY EQUIPMENT - 0.48%
    276,350             Suntech Power Holdings Co., Ltd. - Sponsored ADR*                     3,230,531
                                                                                             ----------
                    WEB PORTALS / ISP - 4.96%
  1,169,698             Netease.com, Inc. - Sponsored ADR*                                   31,406,391
     43,570             Sohu.com, Inc.*                                                       1,799,877
                                                                                             ----------
                                                                                             33,206,268
                                                                                             ----------
                  TOTAL CHINA (COST $53,577,605)                                            $61,499,434
                                                                                             ----------
                  FRANCE - 2.68%
                    ENTERTAINMENT SOFTWARE - 2.68%
    981,622             UBISOFT Entertainment SA*                                            17,933,454
                                                                                             ----------
                  TOTAL FRANCE (COST $28,388,464)                                           $17,933,454
                                                                                             ----------
                  HONG KONG - 8.78%
                    AGRICULTURAL OPERATIONS - 0.56%
  6,346,557             China Green Holdings, Ltd.                                            3,742,421
                                                                                             ----------
                    ALTERNATIVE WASTE TECHNOLOGY - 0.98%
 32,678,633             China Everbright International, Ltd.                                  6,535,727
                                                                                             ----------
                    AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.33%
  5,027,231             Xinyi Glass Holdings Co., Ltd.                                        2,231,442
                                                                                             ----------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.30%
119,884,896             CATIC International Holdings, Ltd.*                                   2,041,911
                                                                                             ----------
                    DIVERSIFIED OPERATIONS - 1.76%
  9,390,562             Guangdong Investment, Ltd.                                            3,780,458
  2,898,958             Shanghai Industrial Holdings, Ltd.                                    8,023,568
                                                                                             ----------
                                                                                             11,804,026
                                                                                             ----------
                    FINANCE - OTHER SERVICES - 0.66%
    467,950             Hong Kong Exchanges & Clearing, Ltd.                                  4,419,863
                                                                                             ----------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
SHARES                                                                                        VALUE
------                                                                                        -----
                  COMMON STOCK - (CONTINUED)
                  HONG KONG - (CONTINUED)
                    GAS DISTRIBUTION - 0.76%
 1,222,268              Beijing Enterprises Holding Ltd.                                    $  5,094,098
                                                                                             -----------
                    REGISTERED INVESTMENT COMPANY - 3.43%
16,796,810              iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker            22,973,701
                                                                                             -----------
                  TOTAL HONG KONG (COST $67,057,731)                                        $ 58,843,189
                                                                                             -----------
                  JAPAN - 5.98%
                    E-COMMERCE / SERVICES - 2.26%
    31,746              Rakuten, Inc.                                                         15,170,712
                                                                                             -----------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.82%
   122,432              Nidec Corp.                                                            5,454,093
                                                                                             -----------
                    ENTERTAINMENT SOFTWARE - 2.90%
 1,100,452              Capcom Co., Ltd.                                                      19,453,166
                                                                                             -----------
                  TOTAL JAPAN (COST $54,334,506)                                            $ 40,077,971
                                                                                             -----------
                  SINGAPORE - 0.38%
                    FINANCE - OTHER SERVICES - 0.38%
   759,812              Singapore Exchange, Ltd.                                               2,549,034
                                                                                             -----------
                  TOTAL SINGAPORE (COST $3,055,692)                                         $  2,549,034
                                                                                             -----------
                  UNITED KINGDOM - 2.97%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.97%
 4,505,350              ARM Holdings, PLC - Sponsored ADR                            (a)      19,913,647
                                                                                             -----------
                  TOTAL UNITED KINGDOM (COST $28,347,588)                                   $ 19,913,647
                                                                                             -----------
                  TOTAL COMMON STOCK (COST $694,550,043)                                    $668,770,678
                                                                                             -----------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENT (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
CONTRACTS                                                                                     VALUE
---------                                                                                     -----
                  PURCHASED OPTIONS - 0.03%
                  PUT OPTIONS - 0.03%
                  UNITED STATES - 0.03%
                    REGISTERED INVESTMENT COMPANY - 0.03%
1,191                   Powershares, 06/20/09, $29.00                                       $    210,807
                                                                                             -----------
                  TOTAL PUT OPTIONS (COST $195,324)                                         $    210,807
                                                                                             -----------
                  TOTAL PURCHASED OPTIONS (COST $195,324)                                   $    210,807
                                                                                             -----------

                  TOTAL INVESTMENTS IN SECURITIES (COST $694,745,367) - 99.79%              $668,981,485
                                                                                             -----------

                  ASSETS IN EXCESS OF LIABILITIES - (0.21%)**                                  1,372,129
                                                                                             -----------

                  NET ASSETS - 100.00%                                                      $670,353,614
                                                                                             ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*       Non-income producing security.

** Includes $31,133,380 invested in a PNC Bank Money Market Account, which is 4.64% of net assets.

        At December 31, 2008, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $782,927,946, and $433,919,218, respectively.

        For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $87,746,949, consisting of $100,553,866 gross unrealized appreciation and $188,300,815 gross unrealized depreciation.

ADR     American Depository Receipt

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          MARCH 31, 2009
SHARES                                                                                         VALUE
------                                                                                         -----
                  SECURITIES SOLD, NOT YET PURCHASED - 58.11%
                  COMMON STOCK - 58.11%
                  UNITED STATES - 25.70%
                    APPLIANCES - 0.79%
178,070                 Whirlpool Corp.                                                      $ 5,269,091
                                                                                              ----------
                    COMMERCIAL BANKS - WESTERN U.S. - 0.69%
444,960                 Cathay General Bancorp                                                 4,640,933
                                                                                              ----------
                    COMPUTERS - INTEGRATED SYSTEMS - 0.35%
178,960                 Riverbed Technology, Inc.                                              2,340,797
                                                                                              ----------
                    COMPUTERS - MEMORY DEVICES - 0.67%
612,800                 STEC, Inc.                                                             4,510,208
                                                                                              ----------
                    CRUISE LINES - 0.51%
 37,309                 Carnival Corp.                                                           805,875
324,819                 Royal Caribbean Cruises, Ltd.                                          2,601,800
                                                                                              ----------
                                                                                               3,407,675
                                                                                              ----------

                    DIALYSIS CENTERS - 2.01%
307,260                 DaVita, Inc.                                                          13,504,077
                                                                                              ----------
                    DIVERSIFIED MANUFACTURING OPERATIONS - 0.80%
145,410                 Eaton Corp.                                                            5,359,813
                                                                                              ----------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.88%
 58,350                 Fairchild Semiconductor International, Inc.                              217,645
222,620                 Microchip Technology, Inc.                                             4,717,318
362,180                 Microsemi Corp.                                                        4,201,288
261,820                 Semtech Corp.                                                          3,495,297
                                                                                              ----------
                                                                                              12,631,548
                                                                                              ----------
                    HOTELS & MOTELS - 0.66%
170,460                 Choice Hotels International, Inc.                                      4,401,277
                                                                                              ----------
                    IDENTIFICATION SYSTEMS / DEVICES - 0.59%
225,150                 Brady Corp., Class A                                                   3,969,395
                                                                                              ----------
                    MEDICAL INSTRUMENTS - 1.36%
289,500                 NuVasive, Inc.                                                         9,084,510
                                                                                              ----------
                    MULTI-MEDIA - 0.31%
125,820                 Meredith Corp.                                                         2,093,645
                                                                                              ----------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          MARCH 31, 2009
SHARES                                                                                         VALUE
------                                                                                         -----
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    NETWORKING PRODUCTS - 2.35%
505,970                 Cisco Systems, Inc.                                                  $ 8,485,117
484,830                 Juniper Networks, Inc.                                                 7,296,691
                                                                                              ----------
                                                                                              15,781,808
                                                                                              ----------
                    OIL - FIELD SERVICES - 0.56%
241,050                 Halliburton Co.                                                        3,729,043
                                                                                              ----------
                    PAPER & RELATED PRODUCTS - 0.06%
 56,500                 International Paper Co.                                                  397,760
                                                                                              ----------
                    RECREATIONAL CENTERS - 0.43%
226,870                 Life Time Fitness, Inc.                                                2,849,487
                                                                                              ----------
                    REGISTERED INVESTMENT COMPANY - 0.75%
135,530                 iShares South Africa Index Fund                                        5,041,716
                                                                                              ----------
                    REITS - APARTMENTS - 1.59%
185,870                 Essex Property Trust, Inc.                                            10,657,786
                                                                                              ----------
                    REITS - OFFICE PROPERTY - 1.43%
86,270                  Boston Properties, Inc.                                                3,022,038
305,430                 Highwoods Properties, Inc.                                             6,542,311
                                                                                              ----------
                                                                                               9,564,349
                                                                                              ----------
                    REITS - SHOPPING CENTERS - 2.01%
121,140                 Federal Realty Investment Trust                                        5,572,440
256,100                 Tanger Factory Outlet Centers                                          7,903,246
                                                                                              ----------
                                                                                              13,475,686
                                                                                              ----------
                    REITS - STORAGE - 1.93%
234,480                 Public Storage                                                        12,955,020
                                                                                              ----------
                    RENTAL AUTO / EQUIPMENT - 0.32%
108,950                 Rent-A-Center, Inc.                                                    2,110,361
                                                                                              ----------
                    RETAIL - MAJOR DEPARTMENT STORE - 1.30%
435,750                 J.C. Penney Co., Inc.                                                  8,745,503
                                                                                              ----------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.76%
411,750                 Sigma Designs, Inc.                                                    5,122,170
                                                                                              ----------

                                     - 8 -

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          MARCH 31, 2009
SHARES                                                                                        VALUE
------                                                                                        -----
                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    SEMICONDUCTOR EQUIPMENT - 0.34%
100,020                 Lam Research Corp.                                                 $  2,277,455
                                                                                            -----------
                    TELECOMMUNICATION EQUIPMENT - 0.20%
109,400                 Plantronics, Inc.                                                     1,320,458
                                                                                            -----------
                    TRANSPORT - SERVICES - 0.70%
104,730                 FedEx Corp.                                                           4,659,438
                                                                                            -----------
                    WEB HOSTING / DESIGN - 0.35%
 42,110                 Equinix, Inc.                                                         2,364,476
                                                                                            -----------
                  TOTAL UNITED STATES (PROCEEDS $188,949,501)                              $172,265,485
                                                                                            -----------
                  CAYMAN ISLANDS - 0.75%
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.75%
235,530                 Garmin, Ltd.                                                          4,995,591
                                                                                            -----------
                  TOTAL CAYMAN ISLANDS (PROCEEDS $4,038,816)                               $  4,995,591
                                                                                            -----------
                  CHINA - 3.67%
                    COAL - 1.08%
3,210,264               China Shenhua Energy Co., Ltd., Class H                               7,232,414
                                                                                            -----------
                    COMMERCIAL BANKS - NON U.S. - 0.80%
9,511,410               China Construction Bank Corp., Class H                                5,400,027
                                                                                            -----------
                    INTERNET APPLICATION SOFTWARE - 0.46%
413,090                 Tencent Holdings, Ltd.                                                3,059,531
                                                                                            -----------
                    INTERNET CONTENT - INFORMATION / NETWORK - 1.31%
49,740                  Baidu.com, Inc. - Sponsored ADR                                       8,784,084
                                                                                            -----------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.02%
77,100                  Semiconductor Manufacturing, Inc. - Sponsored ADR                       148,032
                                                                                            -----------
                  TOTAL CHINA (PROCEEDS $23,718,689)                                       $ 24,624,088
                                                                                            -----------
                  FINLAND - 0.74%
                    WIRELESS EQUIPMENT - 0.74%
422,820                 Nokia Corp. - Sponsored ADR                                           4,934,310
                                                                                            -----------
                  TOTAL FINLAND (PROCEEDS $5,008,615)                                      $  4,934,310
                                                                                            -----------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2009
SHARES                                                                                          VALUE
------                                                                                          -----
                  COMMON STOCK - (CONTINUED)
                  GERMANY - 2.47%
                    AUTO - CARS / LIGHT TRUCKS - 0.48%
  112,320               Bayerische Motoren Werke  AG                                         $ 3,249,493
                                                                                              ----------
                    ENERGY - ALTERNATE SOURCES - 0.70%
  228,372               Solarworld AG                                                          4,675,504
                                                                                              ----------
                    ENTERPRISE SOFTWARE / SERVICES - 1.29%
  244,530               SAP AG - Sponsored ADR                                                 8,629,464
                                                                                              ----------
                  TOTAL GERMANY (PROCEEDS $18,301,155)                                       $16,554,461
                                                                                              ----------
                  HONG KONG - 3.00%
                    CELLULAR TELECOMMUNICATIONS - 0.92%
  708,301               China Mobile, Ltd.                                                     6,169,073
                                                                                              ----------
                    DIVERSIFIED OPERATIONS - 0.69%
  689,718               Swire Pacific, Ltd., Class A                                           4,601,087
                                                                                              ----------
                    REAL ESTATE OPERATIONS / DEVELOPMENT - 1.39%
2,606,711               Hang Lung Properties, Ltd.                                             6,121,566
1,412,407               Hongkong Land Holdings, Ltd.                                           3,220,288
                                                                                              ----------
                                                                                               9,341,854
                                                                                              ----------
                  TOTAL HONG KONG (PROCEEDS $18,969,429)                                     $20,112,014
                                                                                              ----------
                  JAPAN - 17.60%
                    AUDIO / VIDEO PRODUCTS - 2.14%
  481,662               Panasonic Corp.                                                        5,213,088
  443,170               Sony Corp. - Sponsored ADR                                             9,142,597
                                                                                              ----------
                                                                                              14,355,685
                                                                                              ----------
                    AUTO - CARS / LIGHT TRUCKS - 0.42%
2,224,670               Mitsubishi Motors Corp.                                                2,815,468
                                                                                              ----------
                    CAPACITORS - 0.11%
   98,679               Taiyo Yuden Co., Ltd.                                                    743,315
                                                                                              ----------
                    ELECTRIC PRODUCTS - MISCELLANEOUS - 0.74%
  702,338               Casio Computer Co., Ltd.                                               4,927,814
                                                                                              ----------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.27%
  585,371               Alps Electric Co., Ltd.                                                1,997,267


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2009
SHARES                                                                                          VALUE
------                                                                                          -----
                  COMMON STOCK - (CONTINUED)
                  JAPAN - (CONTINUED)
                    ELECTRONIC COMPONENTS - MISCELLANEOUS (CONTINUED)
1,477,145               NEC Corp.                                                            $ 3,948,226
3,605,004               Toshiba Corp.                                                          9,270,740
                                                                                              ----------
                                                                                              15,216,233
                                                                                              ----------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.48%
  465,454               Elpida Memory, Inc.                                                    3,204,503
                                                                                              ----------
                    ELECTRONIC CONNECTORS - 1.05%
   73,842               Hirose Electric Co., Ltd.                                              7,072,444
                                                                                              ----------
                    ELECTRONIC MEASURING INSTRUMENTS - 0.78%
  352,687               Advantest Corp.                                                        5,216,925
                                                                                              ----------
                    ENTERTAINMENT SOFTWARE - 0.83%
  372,344               Konami Corp.                                                           5,571,777
                                                                                              ----------
                    LEISURE & RECREATIONAL PRODUCTS - 0.59%
  409,550               Yamaha Corp.                                                           3,968,202
                                                                                              ----------
                    MACHINERY - GENERAL INDUSTRY - 0.99%
3,342,206               Kawasaki Heavy Industries, Ltd.                                        6,632,301
                                                                                              ----------
                    OFFICE AUTOMATION & EQUIPMENT - 1.43%
  368,737               Ricoh Co., Ltd.                                                        4,341,816
  391,112               Seiko Epson Corp.                                                      5,274,488
                                                                                              ----------
                                                                                               9,616,304
                                                                                              ----------
                    PAPER & RELATED PRODUCTS - 1.06%
  243,971               Nippon Paper Group, Inc.                                               5,903,520
  300,699               OJI Paper Co., Ltd.                                                    1,217,775
                                                                                              ----------
                                                                                               7,121,295
                                                                                              ----------
                    PHOTO EQUIPMENT & SUPPLIES - 0.72%
  299,723               Olympus Corp.                                                          4,794,597
                                                                                              ----------
                    PRINTING - COMMERCIAL - 0.48%
  352,835               Dai Nippon Printing Co., Ltd.                                          3,211,488
                                                                                              ----------
                    TEXTILE - PRODUCTS - 1.18%
1,974,212               Toray Industries, Inc.                                                 7,895,249
                                                                                              ----------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2009
SHARES                                                                                          VALUE
------                                                                                          -----
                 COMMON STOCK - (CONTINUED)
                  JAPAN - (CONTINUED)
                    TOYS - 0.59%
399,379                 Namco Bandai Holdings, Inc.                                         $  3,974,785
                                                                                             -----------
                    WATER TREATMENT SYSTEMS - 0.76%
266,416                 Kurita Water Industries, Ltd.                                          5,106,059
                                                                                             -----------
                    WEB PORTALS / ISP - 0.98%
25,087                  Yahoo! Japan Corp.                                                     6,570,828
                                                                                             -----------
                  TOTAL JAPAN (PROCEEDS $135,070,078)                                       $118,015,272
                                                                                             -----------
                  NETHERLANDS - 0.82%
                    SEMICONDUCTOR EQUIPMENT - 0.82%
314,200                 ASML Holding N.V.                                                      5,501,642
                                                                                             -----------
                  TOTAL NETHERLANDS (PROCEEDS $5,565,689)                                     $5,501,642
                                                                                             -----------
                  SWITZERLAND - 0.73%
                    COMPUTERS - PERIPHERAL EQUIPMENT - 0.73%
477,900                 Logitech International SA                                              4,912,812
                                                                                             -----------
                  TOTAL SWITZERLAND (PROCEEDS $8,941,836)                                     $4,912,812
                                                                                             -----------
                  TAIWAN - 1.66%
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.66%
581,800                 Taiwan Semiconductor Manufacturing Co., Ltd. -
                          Sponsored ADR                                                        5,207,110
2,345,540               United Microelectronics Corp. - Sponsored ADR                          5,934,216
                                                                                             -----------
                  TOTAL TAIWAN (PROCEEDS $9,717,071)                                        $ 11,141,326
                                                                                             -----------
                  UNITED KINGDOM - 0.97%
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.64%
1,225,277               CSR, PLC                                                               4,302,790
                                                                                             -----------
                    TELECOMMUNICATION SERVICES - 0.33%
1,098,740               Cable & Wireless, PLC                                                  2,196,944
                                                                                             -----------

                  TOTAL UNITED KINGDOM (PROCEEDS $9,594,432)                                $  6,499,734
                                                                                             -----------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED                                  $389,556,735
                     (PROCEEDS $427,875,311)                                                 ===========


 ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

 SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 MARCH 31, 2009
                                                                                   UNREALIZED
 NOTIONAL       MATURITY                                                         APPRECIATION /
  AMOUNT          DATE                                                           (DEPRECIATION)
-----------    ---------                                                         --------------
               SWAP CONTRACTS - (0.28%)
               TOTAL RETURN SWAP CONTRACTS - LONG - (0.54%)
               ELECTRONIC COMPONENT - SEMICONDUCTORS - (0.09%)
$17,771,835    4/26/2011   Samsung Electronics Co., Ltd.                           $  (556,854)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 01/12/2008
                           to  receive  the total  return of the  shares of
                           Samsung Electronics Co., Ltd. in exchange for an
                           amount to be paid monthly equal to the one month
                           LIBOR rate plus 0.49%.

               ENERGY ALTERNATE SOURCES - (0.03%)
7,417,026      10/25/2010  Iberdrola Renovables SA                                    (201,910)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 02/03/2009
                           to  receive  the total  return of the  shares of
                           Iberdrola  Renovables  SA  in  exchange  for  an
                           amount to be paid monthly equal to the one month
                           LIBOR rate plus 0.50%.

               INVESTMENT COMPANIES - (0.02%)
 1,821,753     12/22/2010  Babcock & Brown Capital, Ltd.                              (125,429)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 12/17/2008
                           to  receive  the total  return of the  shares of
                           Babcock & Brown Capital, Ltd. in exchange for an
                           amount to be paid monthly equal to the one month
                           LIBOR  rate  plus  0.45%.

               METAL PROCESSORS & FABRICATION - (0.02%)
 1,479,660     10/25/2010  Advanced Metallurgical Group NV                            (116,110)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 10/20/2008
                           to  receive  the total  return of the  shares of
                           Advanced  Metallurgical Group NV in exchange for
                           an  amount to be paid  monthly  equal to the one
                           month LIBOR rate plus 0.50%.

               POWER CONVERSION / SUPPLY EQUIPMENT - (0.05%)
 7,239,486     10/25/2010  Gamesa Corporacion Technologica SA                         (379,126)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 02/03/2009
                           to  receive  the total  return of the  shares of
                           Gamesa  Corporacion  Technologica SA in exchange
                           for an  amount to be paid  monthly  equal to the
                           one month LIBOR rate plus 0.50%.

               TOYS - (0.33%)
 30,322,071    12/21/2010  Nintendo Co., Ltd.                                       (2,194,633)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 12/16/2008
                           to  receive  the total  return of the  shares of
                           Nintendo  Co., Ltd. in exchange for an amount to
                           be paid  monthly  equal to the one  month  LIBOR
                           rate plus 0.45%.

               TOTAL LONG SWAP CONTRACTS                                           $(3,574,062)
                                                                                   ===========


 ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


                                                                                 MARCH 31, 2009
                                                                                   UNREALIZED
 NOTIONAL       MATURITY                                                         APPRECIATION /
  AMOUNT          DATE                                                           (DEPRECIATION)
-----------    ---------                                                         --------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - 0.26%
               COMMERCIAL BANKS NON - US - 0.06%.
 $2,506,150    1/19/2011   Powszechna Kasa Oszczednosci Bank Polski SA                $382,977
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 01/13/2009
                           to  deliver  the total  return of the  shares of
                           Powszechna Kasa  Oszczednosci  Bank Polski SA in
                           exchange  for an amount to be  received  monthly
                           equal to the one month  LIBOR  rate less  6.80%.

               ELECTRIC INTEGRATED - 0.07%.
 4,585,733     4/26/2011   Korea Electric Power Corp.                                  494,686
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 02/21/2007
                           to  deliver  the total  return of the  shares of
                           Korea  Electric  Power Corp.  in exchange for an
                           amount to be received  monthly  equal to the one
                           month LIBOR rate less 2.30%.

               ELECTRIC PRODUCTS - MISCELLANEOUS - 0.04%
 4,088,673     4/26/2011   LG Electronics, Inc.                                       263,179
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 02/01/2008
                           to deliver the total  return of the shares of LG
                           Electronics,  Inc. in exchange  for an amount to
                           be received monthly equal to the one month LIBOR
                           rate  less  2.30%.

               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.02%
 5,491,511     4/26/2011   Samsung Electro-Mechanics Co., Ltd.                         124,185
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 02/12/2008
                           to  deliver  the total  return of the  shares of
                           Samsung  Electro-Mechanics Co., Ltd. in exchange
                           for an amount to be  received  monthly  equal to
                           the one month LIBOR rate less 4.06%.

               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.01%)
 5,240,352     4/26/2011   Hynix Semiconductor, Inc.                                   (83,513)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 10/26/2006
                           to  deliver  the total  return of the  shares of
                           Hynix  Semiconductor,  Inc. in  exchange  for an
                           amount to be received  monthly  equal to the one
                           month LIBOR rate less 5.55%.

               ENERGY - ALTERNATE SOURCES - 0.03%
 4,867,679     10/25/2010  Renewable Energy Corp. AS                                   186,160
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 10/20/2008
                           to  deliver  the total  return of the  shares of
                           Renewable  Energy  Corp.  AS in exchange  for an
                           amount to be received  monthly  equal to the one
                           month LIBOR rate less 7.00%.

                                     - 14 -

 ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

 SCHEDULE OF SWAP CONTRACTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                 MARCH 31, 2009
                                                                                   UNREALIZED
 NOTIONAL       MATURITY                                                         APPRECIATION /
  AMOUNT          DATE                                                           (DEPRECIATION)
-----------    ---------                                                         --------------

               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               METAL PROCESSORS & FABRICATION - 0.05%
 $5,770,715    10/25/2010  AB SKF, Class B                                           $368,265
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 03/05/2009
                           to deliver the total  return of the shares of AB
                           SKF,  Class B in  exchange  for an  amount to be
                           received  monthly  equal to the one month  LIBOR
                           rate  less  2.11%.

               POWER CONVERSION / SUPPLY EQUIPMENT - 0.00%
 3,807,517     10/25/2010  Vesta Wind Systems AS                                       (14,703)
                                                                                   -----------
                           Agreement with Morgan Stanley,  dated 10/20/2008
                           to  deliver  the total  return of the  shares of
                           Vesta Wind  Systems AS in exchange for an amount
                           to be  received  monthly  equal to the one month
                           LIBOR rate less 0.75%.

                                                                                   -----------
               TOTAL SHORT SWAP CONTRACTS                                          $ 1,721,236
                                                                                   ===========

                                     - 15 -

 ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Company's investments at fair value.


                                                          SECURITIES SOLD,             OTHER
                                 INVESTMENTS IN               NOT YET                FINANCIAL
VALUATION INPUTS                   SECURITIES                PURCHASED              INSTRUMENTS*
----------------                 ---------------          ----------------          ------------
Level 1--Quoted Prices            $668,981,485             $(389,556,735)              $       --

Level 2--Other Significant
Observable Inputs                           --                                          (1,852,826)

Level 3--Other Significant
Unobservable Inputs                         --                        --                        --
                                  ------------             -------------               -----------

Total                             $668,981,485             $(389,556,735)              $(1,852,826)
                                  ============             =============               ===========

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.


ITEM 2.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have matterially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, LLC
             -------------------------------------------------------------------


By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)


Date May 14, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)


Date May 14, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Vineet Bhalla
                         -------------------------------------------------------
                            Vineet Bhalla, Chief Financial Officer
                            (principal financial officer)


Date May 14, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.